December 24, 2008

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Francine J. Rosenberger D 202.778.9187 F 202.778.9100 francine.rosenberger@klgates.com

VIA EDGAR

Re:	American Beacon Funds (“Beacon Trust”)
File Nos. 033-11387 and 811-04984
Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of the American Beacon Funds (the “Trust”) transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement (“Proxy Statement”) to be used in connection with the special meeting of the shareholders of the Trust to be held on February 13, 2009 (the “Meeting”). The Proxy Statement consists of a letter to shareholders, notice of meeting, Shareholder Q&A, proxy statement and form of proxy.

The Meeting will be held: (1) to approve and ratify an advisory fee under the current Investment Management Agreement between American Beacon Advisors, Inc. and the Trust, on behalf of the Balanced Fund and the Enhanced Income Funds, each a series of the Trust, for serving as an investment advisor for a portion of each Fund’s assets; and (2) to transact any other business that may properly come before the Meeting.

If you have any questions or comments regarding the foregoing, please me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

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